Schedule I - Condensed Financial Information (Parent Company) (Schedule I - Cash Flows) (Details) - USD ($) $ in Millions	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Cash flows — operating activities:
Net loss		$ (5,342)	$ (6,406)		$ (2,325)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Equity in earnings of unconsolidated subsidiaries		(334)	(349)		(335)
Deferred income tax benefit, net		(1,484)	(2,539)		(992)
Noncash adjustment for estimated allowed claims related to debt	$ 0	926	0		0
Management fee settlement adjustment		(49)	0		0
Unrealized Gain Loss on Interest Rate Derivatives		0	(1,303)		(1,058)
Noncash realized loss on termination of interest rate swaps		0	1,237	[1]	0
Income tax benefit due to IRS audit resolutions		0	7		(305)
Increase (Decrease) in Income Taxes Receivable from Affiliate			(91)		(534)
Interest expense on toggle notes payable in additional principal		0	65		176
Reserve for intercompany receivables			3
Amortization of debt related costs		0	66		208
Other, net		65	63		82
Changes in operating assets and liabilities:
Other — net assets		20	(43)		131
Other — net liabilities		(145)	51		84
Cash provided by (used in) operating activities		3	404		(503)
Cash flows — financing activities:
Other, net		0	1		(9)
Cash provided by (used in) financing activities		(552)	2,257		(196)
Cash flows — investing activities:
Other, net		13	(12)		(2)
Cash provided by (used in) investing activities		(593)	(450)		3
Net change in cash and cash equivalents		(1,142)	2,211		(696)
Cash and cash equivalents — beginning balance		3,428	1,217		1,913
Cash and cash equivalents — ending balance	3,428	2,286	3,428		1,217
Parent Company [Member]
Cash flows — operating activities:
Net loss		(5,342)	(6,406)		(2,325)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Equity in losses of consolidated subsidiaries		6,240	6,610		2,399
Equity in earnings of unconsolidated subsidiaries		(334)	(349)		(335)
Deferred income tax benefit, net		23	3		10
Debtor Reorganization Items, Gain on Settlement of Debt Held By Affiliate	0	(1,283)	0		0
Debtor reorganization items, gain on settlement of interest on debt held by affiliates	0	(35)	0		0
Debtor Reorganization Items, Adjustment for Estimated Allowed Claims Related to Debt	0	341	0		0
Noncash adjustment for estimated allowed claims related to debt	0	354	0		0
Management fee settlement adjustment		(27)	0		0
Reduction in reserve recorded for income tax receivable (Note 3)		(22)	0		0
Income tax benefit due to IRS audit resolutions		0	(14)		(132)
Increase (Decrease) in Income Taxes Receivable from Affiliate		0	91		0
Gain on Debt Exchange Transaction		0	0		(566)
Impairment of investment in debt of affiliates		0	0		70
IncreaseDecreaseInReserveForAffiliatedReceivables		0	(17)		(642)
Amortization of debt related costs		0	12		36
Other, net		0	0		2
Changes in operating assets and liabilities:
Other — net assets		29	13		100
Other — net liabilities		135	158		(75)
Cash provided by (used in) operating activities		79	135		(174)
Cash flows — financing activities:
Distributions received from subsidiaries		0	0		690
Change in notes/advances — affiliate		16	60		(622)
Other, net		0	0		(5)
Cash provided by (used in) financing activities		16	60		63
Cash flows — investing activities:
Other, net		1	0		9
Cash provided by (used in) investing activities		1	0		9
Net change in cash and cash equivalents		96	195		(102)
Cash and cash equivalents — beginning balance		392	197		299
Cash and cash equivalents — ending balance	$ 392	$ 488	$ 392		$ 197

[1]	Includes $1.225 billion related to terminated TCEH interest rate swaps and $12 million related to other interest rate swaps.